ACCOUNTS RECEIVABLE NET	6 Months Ended
Jun. 30, 2024
ACCOUNTS RECEIVABLE NET
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable consist of the following:

	June 30,	December 31,
	2024	2023
	(unaudited)
Accounts receivable - tailored job readiness training services	$1,567,149	$1,509,125
Accounts receivable - smart campus projects	65,332	113,435
Sub-total	1,632,481	1,622,560
Less: allowance for doubtful accounts	(169,910)	(169,330)
Accounts receivable, net	$1,462,571	$1,453,230

The Company routinely evaluates the need for allowance for doubtful accounts based on specifically identified amounts that the management believes to be uncollectible. If the actual collection experience changes, revisions to the allowance may be required. As of June 30, 2024 and December 31, 2023, the allowance for doubtful accounts was $0.17 million and $0.17 million, respectively.

The table below show movement of allowance for doubtful accounts:

	June 30,	December 31,
	2024	2023
Movement of allowance for doubtful accounts	(unaudited)
Beginning balance	$169,330	$598,993
Addition	4,510	-
Reversal	-	(413,669)
Exchange rate difference	(3,930)	(15,994)
Ending balance	$169,910	$169,330